SHORT-TERM BANK LOANS - Schedule of loans (Details)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)
SHORT-TERM BANK LOANS
Short-term bank loans	$ 16,166,000	¥ 118,000,000	$ 8,166,400	¥ 58,000,000
Bank loan with effective interest rate 3.00% with expiration date January 12, 2025
SHORT-TERM BANK LOANS
Short-term bank loans	$ 685,000	¥ 5,000,000
Annual interest rate	3.00%	3.00%
Bank loan with effective interest rate 2.55% with expiration date March 13, 2025
SHORT-TERM BANK LOANS
Short-term bank loans	$ 685,000	¥ 5,000,000
Annual interest rate	2.55%	2.55%
Bank loan with effective interest rate 3.00% with expiration date March 26, 2025
SHORT-TERM BANK LOANS
Short-term bank loans	$ 1,370,000	¥ 10,000,000
Annual interest rate	3.00%	3.00%
Bank loan with effective interest rate 2.55% with expiration date October 28, 2025
SHORT-TERM BANK LOANS
Short-term bank loans	$ 685,000	¥ 5,000,000
Annual interest rate	2.55%	2.55%
Bank loan with effective interest rate 2.55% with expiration date November 5, 2025
SHORT-TERM BANK LOANS
Short-term bank loans	$ 685,000	¥ 5,000,000
Annual interest rate	2.55%	2.55%
Bank loan with effective interest rate 2.55% with expiration date May 5, 2025
SHORT-TERM BANK LOANS
Short-term bank loans	$ 685,000	¥ 5,000,000
Annual interest rate	2.55%	2.55%
Bank loan with effective interest rate 3.30% with expiration date December 3, 2025.
SHORT-TERM BANK LOANS
Short-term bank loans	$ 685,000	¥ 5,000,000
Annual interest rate	3.30%	3.30%
Bank loan with effective interest rate 3.10% with expiration date December 5, 2025.
SHORT-TERM BANK LOANS
Short-term bank loans	$ 1,370,000	¥ 10,000,000
Annual interest rate	3.10%	3.10%
Bank loan with effective interest rate 3.00% with expiration date December25, 2025.
SHORT-TERM BANK LOANS
Short-term bank loans	$ 1,370,000	¥ 10,000,000
Annual interest rate	3.00%	3.00%
Bank loan with effective interest rate 3.00% with expiration date June 26, 2025.
SHORT-TERM BANK LOANS
Short-term bank loans	$ 1,370,000	¥ 10,000,000
Annual interest rate	3.00%	3.00%
Bank loan with effective interest rate 3.95% with expiration date May 14, 2025.
SHORT-TERM BANK LOANS
Short-term bank loans	$ 548,000	¥ 4,000,000
Annual interest rate	3.95%	3.95%
Bank loan with effective interest rate 4.15% with expiration date March 27, 2025
SHORT-TERM BANK LOANS
Short-term bank loans	$ 822,000	¥ 6,000,000
Annual interest rate	4.15%	4.15%
Bank loan with effective interest rate 3.40% with expiration date May 6, 2025
SHORT-TERM BANK LOANS
Short-term bank loans	$ 685,000	¥ 5,000,000
Annual interest rate	3.40%	3.40%
Bank loan with effective interest rate 3.40% with expiration date May 11, 2025
SHORT-TERM BANK LOANS
Short-term bank loans	$ 685,000	¥ 5,000,000
Annual interest rate	3.40%	3.40%
Bank loan with effective interest rate 4.10% with expiration date April 25, 2025.
SHORT-TERM BANK LOANS
Short-term bank loans	$ 411,000	¥ 3,000,000
Annual interest rate	4.10%	4.10%
Bank loan with effective interest rate 4.05% with expiration date April 26, 2025
SHORT-TERM BANK LOANS
Short-term bank loans	$ 274,000	¥ 2,000,000
Annual interest rate	4.05%	4.05%
Bank loan with effective interest rate 3.85% with expiration date November 19, 2025
SHORT-TERM BANK LOANS
Short-term bank loans	$ 411,000	¥ 3,000,000
Annual interest rate	3.85%	3.85%
Bank loan with effective interest rate 3.36% with expiration date June 20, 2025
SHORT-TERM BANK LOANS
Short-term bank loans	$ 411,000	¥ 3,000,000
Annual interest rate	3.36%	3.36%
Bank loan with effective interest rate 3.36% with expiration date June 20, 2025, One
SHORT-TERM BANK LOANS
Short-term bank loans	$ 959,000	¥ 7,000,000
Annual interest rate	3.36%	3.36%
Bank loan with effective interest rate 3.90% with expiration date January 29, 2025
SHORT-TERM BANK LOANS
Short-term bank loans	$ 1,370,000	¥ 10,000,000
Annual interest rate	3.90%	3.90%
Bank loan with effective interest rate 3.90% with expiration date August 8, 2024
SHORT-TERM BANK LOANS
Short-term bank loans			$ 704,000	¥ 5,000,000
Annual interest rate			3.90%	3.90%
Bank loan with effective interest rate 2.50% with expiration date August 7, 2024
SHORT-TERM BANK LOANS
Short-term bank loans			$ 704,000	¥ 5,000,000
Annual interest rate			2.50%	2.50%
Bank loan with effective interest rate 2.50% with expiration date August 23, 2024
SHORT-TERM BANK LOANS
Short-term bank loans			$ 1,408,000	¥ 10,000,000
Annual interest rate			2.50%	2.50%
Bank loan with effective interest rate 2.50% with expiration date July 19, 2024
SHORT-TERM BANK LOANS
Short-term bank loans			$ 1,408,000	¥ 10,000,000
Annual interest rate			2.50%	2.50%
Bank loan with effective interest rate 3.95% with expiration date May 15, 2024
SHORT-TERM BANK LOANS
Short-term bank loans			$ 563,200	¥ 4,000,000
Annual interest rate			3.95%	3.95%
Bank loan with effective interest rate 3.95% with expiration date March 27, 2024
SHORT-TERM BANK LOANS
Short-term bank loans			$ 844,800	¥ 6,000,000
Annual interest rate			3.95%	3.95%
Bank loan with effective interest rate 4.15% with expiration date June 29, 2024
SHORT-TERM BANK LOANS
Short-term bank loans			$ 1,408,000	¥ 10,000,000
Annual interest rate			4.15%	4.15%
Bank loan with effective interest rate 4.05% with expiration date November 19, 2024
SHORT-TERM BANK LOANS
Short-term bank loans			$ 422,400	¥ 3,000,000
Annual interest rate			4.05%	4.05%
Bank loan with effective interest rate 3.95% with expiration date March 15, 2024
SHORT-TERM BANK LOANS
Short-term bank loans			$ 704,000	¥ 5,000,000
Annual interest rate			3.95%	3.95%